Capitalized Software Development Costs (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Beeline Financial Holdings Inc [Member]
Schedule of Capitalized Software Development Costs

	September 30, 2024	December 31, 2023
Software development costs capitalized	$8,459,328	$8,079,821
Less accumulated amortization	(4,428,704)	(3,216,731)
Software development costs, net	$4,030,624	$4,863,090

	2023	2022
Software Development Version 1	$1,725,250	$1,725,250
Software Development Version 2	821,983	821,983
Software Development Version 3	3,335,136	3,335,136
Software Development Version 4	1,438,149	1,346,424
Software Development Version 5	759,303	-
	8,079,821	7,228,793
Less: Accumulated Depreciation	(3,216,731)	(1,776,596)
Software Development, net	$4,863,090	$5,452,197